CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)		9 Months Ended
	Aug. 22, 2018	Sep. 30, 2018
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Balance at		$ 0
Variable conversion feature in convertible note payable	$ 148,211	148,211
Fair value adjustment		6,915
Balance at		$ 155,126